ACCOUNTS RECEIVABLE AND OTHER (Details) - Special Purpose Entity CAD in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Accounts receivable and other
Trade and accrued receivables	$ 239	CAD 311	$ 317	CAD 439
Percentage of ownership in SPE, which has access to receivable owned by SPE	100.00%	100.00%
Maximum
Accounts receivable and other
Accumulated purchases, net of collections	$ 450